ADVANCED SERIES TRUST

AST ClearBridge Dividend Growth Portfolio

AST BlackRock Global Strategies Portfolio

AST Wellington Management Hedged Equity Portfolio

Supplement dated November 20, 2017 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust), and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust SAI.

A.	Revised Contractual Subadvisory Fee Rates for the AST BlackRock Global Strategies Portfolio with BlackRock Financial Management, Inc. and BlackRock International Limited

The Board of Trustees of the Trust (the Board) recently approved amending the Subadvisory Agreements among PGIM Investments LLC and AST Investment Services, Inc. (collectively, the Manager) with each of BlackRock Financial Management, Inc. (BlackRock Financial) and BlackRock International Limited (BlackRock International) to reflect new subadvisory fee schedules for the AST BlackRock Global Strategies Portfolio. These changes are expected to become effective on December 1, 2017.

To reflect these changes, the SAI is hereby revised as follows, effective December 1, 2017:

I.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by adding the following information pertaining to the AST BlackRock Global Strategies Portfolio:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST BlackRock Global Strategies Portfolio	The Manager has contractually agreed to waive 0.022% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the AST BlackRock Global Strategies Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadvisers	Fee Rate
AST BlackRock Global Strategies Portfolio	BlackRock Financial / BlackRock International	0.45% of average daily net assets to $500 million;
0.42% of average daily net assets over $500 million to $1 billion;
0.38% of average daily net assets over $1 billion to $2 billion;
0.30% of average daily net assets over $2 billion to $3 billion;
0.275% of average daily net assets over $3 billion to $4 billion;
0.25% of average daily net assets over $4 billion

III.	The section in Part I of the SAI entitled “Aggregation Notes to Subadviser Fee Rate Table” is hereby revised by adding the following information pertaining to BlackRock Financial and BlackRock International with respect to the AST BlackRock Global Strategies Portfolio:

BlackRock Financial and BlackRock International: For purposes of calculating the subadvisory fee, the assets managed by BlackRock International in the AST BlackRock Global Strategies Portfolio will be aggregated with the assets managed by BlackRock Financial in the AST BlackRock Global Strategies Portfolio. The subadvisory fee will be paid to BlackRock Financial.

B.	Revised Contractual Subadvisory Fee Rate for the AST ClearBridge Dividend Growth Portfolio with ClearBridge Investments, LLC

The Board recently approved amending the Subadvisory Agreement among the Manager and ClearBridge Investments, LLC (ClearBridge) to reflect a new subadvisory fee schedule for the AST ClearBridge Dividend Growth Portfolio. This change is expected to become effective on December 1, 2017.

To reflect this change, the SAI is hereby revised as follows, effective December 1, 2017:

I.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the AST ClearBridge Dividend Growth Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST ClearBridge Dividend Growth Portfolio	The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2018. The Manager has also contractually agreed to waive an additional 0.012% of its investment management fee through June 30, 2019. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the AST ClearBridge Dividend Growth Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST ClearBridge Dividend Growth Portfolio	ClearBridge	0.25% of average daily net assets to $250 million; 0.20% of average daily net assets over $250 million to $500 million; 0.18% of average daily net assets over $500 million

C.	Revised Contractual Subadvisory Fee Rate for the AST Wellington Management Hedged Equity Portfolio with Wellington Management Company, LLP

The Board recently approved amending the Subadvisory Agreement among the Manager and Wellington Management Company, LLP (Wellington) to reflect a new subadvisory fee schedule for the AST Wellington Management Hedged Equity Portfolio. This change is expected to become effective on December 1, 2017.

To reflect this change, the SAI is hereby revised as follows, effective December 1, 2017:

I.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by adding the following information pertaining to the AST Wellington Management Hedged Equity Portfolio:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Wellington Management Hedged Equity Portfolio	The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2019. This arrangement may not be terminated or modified prior to June 30, 2019 without the prior approval of the Trust’s Board of Trustees.

II.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the AST Wellington Management Hedged Equity Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Wellington Management Hedged Equity Portfolio	Wellington	0.375% of average daily net assets to $500 million;
0.35% of average daily net assets over $500 million to $1 billion;
0.325% of average daily net assets over $1 billion to $2 billion;
0.30% of average daily net assets over $2 billion

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSAISUP2